Disposal of Qingtian International School (Tables)	12 Months Ended
Dec. 31, 2025
Disposal of Qingtian International School [Abstract]
Schedule of Deconsolidated Subsidiary had Assets and Liabilities on Disposal

The deconsolidated subsidiary had assets and liabilities on disposal date as the following:

Amount in RMB
2023
Consideration	23,161,000
Less:
Total assets as of deconsolidated date	9,783,831
Goodwill gained from acquisition	26,644,407
Total liabilities as of deconsolidated date	(16,993,833)
Total gain from deconsolidation recorded in additional paid-in capital	3,726,595